(35) FINANCIAL INSTRUMENTS (Details 7)	12 Months Ended
Dec. 31, 2019
Residential [Member]
Disclosure of detailed information about financial instruments [line items]
Class	Residential
Days	90 days
Period	Revenue of 3 months prior to the current month
Commercial And Other Revenues [Member]
Disclosure of detailed information about financial instruments [line items]
Class	Commercial and other revenues
Days	180 days
Period	Revenue of 6 months prior to the current month
Industrial, Rural, Public Power In General [Member]
Disclosure of detailed information about financial instruments [line items]
Class	Industrial, rural, public power in general
Days	360 days
Period	Revenue of 12 months prior to the current month
Unbilled [Member]
Disclosure of detailed information about financial instruments [line items]
Class	Unbilled
Days
Period	Uses revenue of the same month